SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION

Deutsche Fixed Income Opportunities Fund
The following disclosure is added to the sub-section entitled “Subadvisor” of the “DEFINITIONS” section of Part I of the fund’s Statement of Additional Information:
“Subadvisor” – For Deutsche Fixed Income Opportunities Fund: Deutsche Alternative Asset Management (Global) Limited, 1 Great Winchester Street, London, United Kingdom, EC2N 2DB.
Please Retain This Supplement for Future Reference
August 31, 2017
SAISTKR-379